Note 4 - Cash, Cash Equivalents and Marketable Securities - Marketable Securities (10Q) (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Amortized cost	$ 2,994,893	$ 12,444,315
Unrealized gains	210	263
Unrealized losses	(3,333)	(35,638)
Fair value	2,991,770	12,408,940	$ 0
Fair Value	2,991,770	12,408,940	$ 0
Commercial Paper, Not Included with Cash and Cash Equivalents [Member]
Statement [Line Items]
Amortized cost	1,995,318	9,445,220
Unrealized gains	210	263
Unrealized losses	(1,437)	(21,313)
Fair value	1,994,091	9,424,170
Fair Value	1,994,091	9,424,170
US Treasury Securities [Member]
Statement [Line Items]
Amortized cost	999,575	2,999,095
Unrealized gains	0	0
Unrealized losses	(1,896)	(14,325)
Fair value	997,679	2,984,770
Fair Value	$ 997,679	$ 2,984,770